Long-Term Payables - Schedule of Long-Term Payables (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Payables for purchasing mining equipment
Opening balance	$ 101,301	$ 102,435
Repayment		(1,134)
Closing balance	$ 101,301	$ 101,301